Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

A summary of the Bancorp’s stock option activity for 2012 and 2011 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at January 1, 2011	49,247	$24.27
Granted	-	-
Exercised	-	-
Forfeited or expired	(8,747)	19.50
Outstanding at end of year	40,500	$25.30	1.1	$-
Vested or expected to vest	40,500	$25.30	1.1	$-
Exercisable at December 31, 2011	39,500	$25.22	1.0	$-

Granted	-	-
Exercised	-	-
Forfeited or expired	(14,550)	22.15
Outstanding at end of year	25,950	$27.06	0.7	$-
Vested or expected to vest	25,950	$27.06	0.7	$-
Exercisable at December 31, 2012	24,950	$27.01	0.5	$-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

A summary of changes in the Bancorp’s non-vested restricted stock for 2012 and 2011 follows:

		Weighted
		Average
		Grant Date
Non-vested Shares	Shares	Fair Value
Non-vested at January 1, 2011	6,750	$25.72
Granted	-	-
Vested	(3,000)	31.57
Forefited	-	-
Non-vested at December 31, 2011	3,750	25.72

Granted	-	-
Vested	(350)	29.75
Forefited	-	-
Non-vested at December 31, 2012	3,400	$20.15